DECONSOLIDATION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Details Narrative) - Dynamic Indonesia Holdings Ltd [Member] - Seamless Group Inc [Member] - USD ($) $ in Millions		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Deconsolidation related party description	In March 2021, the Company disposed of 51% of its equity interest in Dynamic Indonesia Holdings Limited, a wholly owned subsidiary, at a consideration of US$1 million.
Equity method investment ownership percentage	51.00%
Deconsolidation gain loss value		$ 1.6